Settlement Agreement (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	May 16, 2025	Dec. 31, 2024	Dec. 31, 2023
Settlement Agreement [Line Items]
Cash on hand	$ 1,340,186	$ 225,000	$ 1,352,892	$ 46,760
Common stock shares (in Shares)	3,462,375
Promissory Note [Member]
Settlement Agreement [Line Items]
Secured promissory note	$ 2,500,000
Annual interest rate	4.00%
Settlement Agreement [Member]
Settlement Agreement [Line Items]
Other debt	$ 750,000